Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair values of financial assets and liabilities $ in Thousands, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Assets
Cash and cash equivalents	$ 46,150		$ 11,523
Short-term deposits	81,690	$ 80.4	29,243
Amounts receivable and prepaid expenses	6,260		5,229
Investment in marketable securities	3,696		3,367
Convertible notes receivable	631		606
Long-term receivables	51,703		13,038
Total Assets	190,130		63,006
Liabilities
Accounts payable and accrued liabilities	42,956		12,165
Secured note	263,541
Total Liabilities	306,497		12,165
Carrying Amount [Member]
Assets
Cash and cash equivalents	46,150		11,523
Short-term deposits	81,690		29,243
Amounts receivable and prepaid expenses	6,260		5,229
Investment in marketable securities	3,696		3,367
Convertible notes receivable	631		606
Long-term receivables	51,703		13,038
Total Assets	190,130		63,006
Liabilities
Accounts payable and accrued liabilities	42,956		12,165
Secured note	263,541
Total Liabilities	306,497		12,165
Level 1 [Member]
Assets
Cash and cash equivalents	46,150		11,523
Short-term deposits	81,690		29,243
Amounts receivable and prepaid expenses	6,260		5,229
Investment in marketable securities	3,696		3,367
Convertible notes receivable
Long-term receivables	51,703		13,038
Total Assets	189,499		62,400
Liabilities
Accounts payable and accrued liabilities	42,956		12,165
Secured note
Total Liabilities	42,956		12,165
Level 2 [Member]
Assets
Cash and cash equivalents
Short-term deposits
Amounts receivable and prepaid expenses
Investment in marketable securities
Convertible notes receivable
Long-term receivables
Total Assets
Liabilities
Accounts payable and accrued liabilities
Secured note
Total Liabilities
Level 3 [Member]
Assets
Cash and cash equivalents
Short-term deposits
Amounts receivable and prepaid expenses
Investment in marketable securities
Convertible notes receivable	631		606
Long-term receivables
Total Assets	631		606
Liabilities
Accounts payable and accrued liabilities
Secured note	263,541
Total Liabilities	$ 263,541